Net income per share and common dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income attributable to common stockholders	$ 36,072	$ 128,607	$ 113,408
Denominator:
Weighted average shares - Basic (in shares)	40,624,604	41,655,701	41,130,089
Effect of dilutive RSUs	187,000	386,000	692,000
Weighted average shares - Diluted (in shares)	40,812,019	42,041,821	41,821,637
Basic net income per share (in dollars per share)	$ 0.89	$ 3.09	$ 2.76
Diluted net income per share (in dollars per share)	$ 0.88	$ 3.06	$ 2.71